JPMORGAN CHASE BANK, N.A.

Seaport Center, 70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210-1950

VIA EDGAR

November 14, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust Securities Act File No. 333-89822 Investment Company Act File No. 811-21114 Rule 497(c) Filing

Ladies and Gentlemen:

On behalf of ProShares Trust (the “Trust”), I hereby transmit for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), exhibits in interactive data format, which contain the risk/return summary information similar to the risk/return summary information in the prospectus dated October 1, 2011, as supplemented October 7, 2011 and October 25, 2011, for the following:(i) ProShares Ultra MSCI EAFE; (ii) ProShares Ultra MSCI Emerging Markets (iii) ProShares Ultra MSCI Europe; (iv) ProShares Ultra MSCI Pacific ex-Japan; (v) ProShares Ultra MSCI Brazil; (vi) ProShares Ultra FTSE China 25; (vii) ProShares Ultra MSCI Japan; (viii) ProShares Ultra MSCI Mexico Investable Market; (ix) ProShares Short MSCI EAFE; (x) ProShares Short MSCI Emerging Markets; (xi) ProShares Short FTSE China 25; (xii) ProShares UltraShort MSCI EAFE; (xiii) ProShares UltraShort MSCI Emerging Markets; (xiv) ProShares UltraShort MSCI Europe; (xv) ProShares UltraShort MSCI Pacific ex-Japan; (xvi) ProShares UltraShort MSCI Brazil; (xvii) ProShares UltraShort FTSE China 25; (xviii) ProShares UltraShort MSCI Japan and (xix) ProShares UltraShort MSCI Mexico Investable Market; each a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on October 25 2011 (Accession Number: 0001193125-11-280226).

Should members of the Staff have any questions or comments concerning this filing, they should call the undersigned at (617) 366-0668.

Very truly yours,

/s/ Charles J. Daly
Charles J. Daly Vice President

Enclosures

cc:	Amy Doberman Brett Miguel Charles Todd John Loder, Esq.